Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Impact of Operating Leases to Condensed Consolidated Financial Statements
The impact of operating leases to our condensed consolidated financial statements was as follows:

Three months ended March 31, 2019
Lease cost
Operating lease cost	$5.7
Short-term lease cost	0.2
Variable lease cost	0.5

Other information
Operating cash flows from operating leases	6.6
Right-of-use assets obtained in exchange for new operating lease liabilities	0.1
Weighted-average remaining lease term - operating leases	5 years
Weighted-average discount rate - operating leases	4.2%

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases is as follows:

	Balance Sheet Classification	March 31, 2019
Right-of-use assets	Other noncurrent assets	$80.7
Current operating lease liabilities	Other current liabilities	21.8
Non-current operating lease liabilities	Other noncurrent liabilities	59.4

Annual Minimum Lease Payments of Operating Lease Liabilities
As of March 31, 2019, the annual minimum lease payments of our operating lease liabilities were as follows:

Year 1	$24.6
Year 2	19.6
Year 3	12.7
Year 4	9.5
Year 5	7.7
After Year 5	16.7
Total lease payments	90.8
Less imputed interest	(9.6)
Total	$81.2